Financial Results (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RESULTS.
Summary of Financial Income and Costs

	For the years ended December 31,
	2024	2023	2022
Finance Income	ThCh$	ThCh$	ThCh$
Income from deposits and other financial instruments	20,915,241	34,603,188	19,898,958
Interests charged to customers in energy accounts and billing	22,242,367	22,872,508	16,001,236
Finance income per Law No.21,185 (1)	6,236,847	6,108,432	7,455,121
Finance income from contracts with electrical distribution companies (2)	19,201,409	62,702,987	—
Financial update of decommissioning provisions Bocamina I, II and Tarapacá	—	—	1,197,149
Finance income by Law No.21,340 and No.21,249 (6)	—	—	3,833,564
Other finance income	9,686,579	7,966,721	2,028,557
Total	78,282,443	134,253,836	50,414,585

	For the years ended December 31,
	2024	2023	2022
Finance Costs	ThCh$	ThCh$	ThCh$
Bank loans	(50,672,605)	(31,817,545)	(11,590,144)
Bonds payable to the public not guaranteed	(87,599,725)	(89,158,452)	(92,414,063)
Lease obligations	(11,315,118)	(9,688,516)	(6,822,606)
Valuation of financial derivatives for cash flow hedging	2,639,395	2,036,248	(3,034,351)
Financial cost by Law No.21,185 (1)	(3,427,073)	(3,363,744)	(2,235,708)
Financial update of provisions (3)	(10,877,229)	(12,737,015)	(11,338,594)
Post-employment benefit obligations (4)	(3,478,747)	(3,179,469)	(3,072,155)
Debt formalization expenses and other associated expenses	(7,309,984)	(4,729,704)	(4,822,933)
Capitalized borrowing costs	85,267,021	81,447,057	83,292,276
Financial cost related companies	(67,187,474)	(57,701,258)	(72,780,613)
Assignment of rights and sale of accounts receivable to customers (5)	(19,793,431)	(30,472,335)	(31,626,916)
Financial costs by law No.21,340 and No.21,249 (6)	—	—	(1,046,173)
Trade agreements with customers	(27,008,116)	(29,585,996)	(11,412,536)
Interest taxes remitted abroad	(6,365,620)	(7,918,905)	(10,380,979)
Sales agreements with customers	—	(4,445,170)	(5,090,971)
Other financial costs (7)	(25,455,556)	(45,752,752)	(9,241,567)
Total	(232,584,262)	(247,067,556)	(193,618,033)
Gains or loss from indexed assets and liabilities, net (*)	20,824,185	25,285,703	5,862,890
Foreign currency exchange differences (**)	(21,732,058)	(856,350)	18,401,453
Total Finance Costs	(233,492,135)	(222,638,203)	(169,353,690)
Total Financial Results	(155,209,692)	(88,384,367)	(118,939,105)
(1)	Relates to finance income and costs generated by the temporary electric power pricing stabilization mechanism for customers subject to price regulation, as established in Law No. 21,185 (see Note 9).
(2)	Relates to interest generated by receivables from Electric Distribution Companies, which are pending billing and have been accumulating from July 2022, due to the postponement in the issuance of the related tariff decrees.
(3)	See Note 25.
(4)	See Note 26.2, b).
(5)	See Note 9.a.2.
(6)	Costs resulting from financial discounting of accounts receivable related to the Basic Services Law (see Note 4.b).
(7)	During 2024, finance cost includes the amount of ThCh$9,915,488 (ThCh$35,545,640 as of December 31, 2023), related to losses on sales of financial receivables, specifically assets arising from finance lease contracts held by the Company, related to electric mobility projects. Proceeds from the sale of these financial assets amounted to ThCh$6,735,475 (ThCh$ 18,409,620 as of December 31, 2023).

Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities

	For the years ended December 31,
	2024	2023	2022
Gains (losses) from Indexed Assets and Liabilities (*)	ThCh$	ThCh$	ThCh$
Other financial assets	—	—	41,683
Other non-financial assets	1,926,658	644,567	12,478,960
Trade and other receivables (1)	16,027,332	24,019,915	3,086,549
Current tax assets and liabilities	1,167,884	16,003,529	4,405,500
Other financial liabilities (Financial Debt and Derivative Instruments)	577,115	(49,998)	41,681
Trade and other payables	1,352,591	(1,281,898)	(275,114)
Other provisions	(617,065)	(409,422)	(772,689)
Other non-financial liabilities	73,423	(81)	—
Subtotal result after adjustment	20,507,938	38,926,612	19,006,570
Inventories	483,135	124,039	57,829
Intangible assets other than goodwill	6,899	6,397	(130,899)
Property, plant and equipment	3,051,491	2,407,376	2,453,485
Deferred tax liability	(585,726)	(8,973,532)	(9,635,742)
Equity	(3,863,513)	(7,441,370)	(5,842,818)
Other Provisions of Services	24,138	123	(1,900)
Personal expenses	381,973	132,101	286,371
Other fixed operating expenses	1,186,430	97,126	324,911
Financial income	(517,446)	(7,032)	(726,557)
Financial expenses	148,866	13,863	71,640
Subtotal Hyperinflation result (2)	316,247	(13,640,909)	(13,143,680)
Gains from indexed assets and liabilities net	20,824,185	25,285,703	5,862,890

	For the years ended December 31,
	2024	2023	2022
Foreign currency exchange differences (**)	ThCh$	ThCh$	ThCh$
Cash and cash equivalents	3,978,488	(8,872,872)	(8,613,242)
Other financial assets	6,797,130	(16,979,855)	13,779,941
Other non-financial assets	(2,048,984)	(1,610,766)	(4,278,891)
Trade and other receivables (3) and (4)	188,909,303	51,987,670	(12,070,666)
Current tax assets and liabilities	(88,940)	970,564	475,285
Other financial liabilities (Financial Debt and Derivative Instruments)	(209,007,288)	(51,548,616)	28,913,122
Trade and other payables (3) and (4)	(147,328,618)	4,694,067	(25,910,351)
Accounts payable to related entities	137,734,339	20,900,256	34,745,005
Other non-financial liabilities	(677,488)	(396,798)	(8,638,750)
Total Foreign currency Exchange differences	(21,732,058)	(856,350)	18,401,453
(1)	Mainly includes adjustments generated by receivables from Electric Distribution Companies amounting to ThCh$14,500,519 as of December 31, 2024 (ThCh$18,408,579 as of December 31, 2023), which are pending billing due to the postponement of the issuance of the related tariff decrees.
(2)	Corresponds to the financial effect derived from the application of IAS 29 “Financial Reporting in Hyperinflationary Economies” on the branch held by the Enel Generación Chile Group in Argentina (see Note 2.9).
(3)	Includes the exchange rate effect from the dollarization of trade receivables and payables, non-current amounting to ThCh$47,204,873 and ThCh$(25,949,443), respectively, as of December 31, 2024, (ThCh$5,206,396 and ThCh$(4,541,705), respectively, as of December 31, 2023 and ThCh$14,855,933 and ThCh$(2,940,425), respectively, as of December 31, 2022), generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Law No. 21,185 (see Note 4.b).(i) and Note 9).
(4)	Contains the exchange rate effect from the dollarization of trade receivables and payables, current and non-current amounting to ThCh$105,020,395 and ThCh$(68,073,659), respectively, as of December 31, 2024, (ThCh$11,279,382 and ThCh$3,683,482, respectively, as of December 31, 2023 and ThCh$(10,220,465) and ThCh$3,106,322, respectively, as of December 31, 2022), generated by the temporary mechanism for stabilizing electricity prices for customers subject to rate regulation, as established in Laws No. 21,472 and No. 21,667 (see Note 4.b).(i) and Note 9).